Regulatory Requirements (Details) - Schedule of Actual Amounts of Capital were Maintained	Dec. 31, 2023 USD ($)
Regulatory Asset [Line Items]
Minimum Regulatory Capital Requirements	$ 7,158,093
Capital Levels Maintained	21,669,797
Excess Net Capital	$ 14,511,704
Percent of requirement Maintained	303.00%
Lion International Securities Group Limited [Member]
Regulatory Asset [Line Items]
Minimum Regulatory Capital Requirements	$ 384,034
Capital Levels Maintained	1,191,452
Excess Net Capital	$ 807,418
Percent of requirement Maintained	310.00%
Lion Futures Limited [Member]
Regulatory Asset [Line Items]
Minimum Regulatory Capital Requirements	$ 384,034
Capital Levels Maintained	1,105,705
Excess Net Capital	$ 721,671
Percent of requirement Maintained	288.00%
Lion Asset Management Limited [Member]
Regulatory Asset [Line Items]
Minimum Regulatory Capital Requirements	$ 12,801
Capital Levels Maintained	371,207
Excess Net Capital	$ 358,406
Percent of requirement Maintained	2900.00%
BC Wealth Management Limited [Member]
Regulatory Asset [Line Items]
Minimum Regulatory Capital Requirements	$ 64,006
Capital Levels Maintained	171,232
Excess Net Capital	$ 107,226
Percent of requirement Maintained	268.00%
Lion International Financial (Singapore) Pte. Ltd. [Member]
Regulatory Asset [Line Items]
Minimum Regulatory Capital Requirements	$ 757,691
Capital Levels Maintained	794,148
Excess Net Capital	$ 36,457
Percent of requirement Maintained	105.00%
Lion Broker Limited (Cayman) [Member]
Regulatory Asset [Line Items]
Minimum Regulatory Capital Requirements	$ 5,555,528
Capital Levels Maintained	18,036,054
Excess Net Capital	$ 12,480,526
Percent of requirement Maintained	325.00%